Property and Equipment, Net (Tables)	3 Months Ended
Mar. 31, 2019
Property Plant And Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	March 31,	December 31,
	2019	2018
Property and equipment:
Lab equipment	$4,979	$4,689
Leasehold improvements	1,574	1,487
Furniture and fixtures	458	403
Office and computer equipment	154	152
Construction-in-process	392	241
Property and equipment	$7,557	$6,972
Less: accumulated depreciation	(1,872)	(1,496)
Property and equipment, net	$5,685	$5,476